Expenses Incurred Under Shares Services Agreement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
Rent and utilities					$ 118	$ 100
Compensation and benefits	1,456	1,296	2,052	2,659	3,643	2,813
Insurance					5	3
Telephone					10	9
Office Services and Supplies					25	30
Total operating expenses	7,320	1,502	8,685	3,409	4,309	3,749
Shared Services Agreement
Operating expenses:
Rent and utilities	19	28	63	84
Compensation and benefits	596	1,085	769	1,759
Insurance	1		1	5
Telephone	1	2	6	8
Office Services and Supplies	18	7	32	19
Other	2	8	8	14
Total operating expenses	$ 637	$ 1,130	$ 879	$ 1,889